Related Party Transactions - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Horizons Satellite Holdings [Member]
Related Party Transaction [Line Items]
Equity method investment,ownership percentage	50.00%
Horizons-3 Satellite LLC [Member]
Related Party Transaction [Line Items]
Equity method investment,ownership percentage	50.00%